SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 08, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Accounting Policies [Abstract]
Franchise fees and other taxes and fees				$ 259,075	$ 154,732
Advertising costs				224,120	$ 135,513
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09				$ 310,771
Class of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares					100
Common stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01
Common stock conversion ratio				1
Cash distributions to shareholders		$ 839,700		$ 840,035	$ 445,176
Payments of dividends			$ 79,617	$ 919,317	$ 365,559
Antidilutive securities | shares				14,000
Common Class A
Class of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares				246,982,292
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Common stock number of votes per share | vote				1
Common Class B
Class of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares				490,086,674
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Common stock number of votes per share | vote				25
Subsequent Event
Class of Stock [Line Items]
Cash distributions to shareholders	$ 1,500,000